Related Party Transactions	12 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 Related Party Transactions

During the year ended June 30, 2016, there were no related party expenses. During the year ended June 30, 2015, the Company incurred consulting expenses of $99,000 for services performed by related parties of the Company and included in the statement of operations. As of June 30, 2015, there were no related party expenses recorded in accounts payable and accrued expense – related party. During the year ended June 30, 2015, the accounts payable and accrued expense – related party balance outstanding of $132,339 was forgiven and written off.

On February 29, 2016, we entered into a Strategic Collaboration and License Agreement (“Collaboration Agreement”) with pH Pharma Co., Ltd. (“PH”). Dr. Huh, an officer and Director of the Company is also the CEO of PH and a majority owner. Pursuant to the Collaboration Agreement, the Company conditionally granted PH an exclusive, transferable, license under AB101 patents, patent applications and all other relevant Company intellectual property to manufacture and or offer for sale the Company’s lead product candidate, AB101, in Korea, Cambodia, Laos, Myanmar, Thailand, Malaysia, Singapore and Vietnam (the “License”). The License shall only become effective when PH has purchased a minimum of $8 million of the Company’s securities. In addition, under the terms of the Collaboration Agreement, PH and the Company agree to work together to explore opportunities to utilize the Company’s proprietary microsphere platform for different therapeutic opportunities. As of June 30, 2016, PH has invested $2 million into the Company and in order for the License to become effective, PH must purchase at least $6 million of the Company’s common stock in one or more private placement transactions at prices to be negotiated in good faith by the parties based on commercially reasonable terms.

On July 1, 2016, the Company and PH entered into a Master Services Agreement in which PH will perform business development services in Korea for the Company at a fee of $10,350 per month.